Total
ARTISAN PARTNERS FUNDS, INC. SUPPLEMENT DATED 30 JUNE 2023 TO THE FUNDS’ PROSPECTUS current as of the date hereof
Artisan Global Equity Fund
Effective 1 July 2023, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 30 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:
Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan Global Equity Fund - USD ($)	Investor Shares	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan Global Equity Fund		Investor Shares	Advisor Shares	Institutional Shares
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) Fees		none	none	none
Total Other Expenses		0.38%	0.71%	0.14%
Total Annual Fund Operating Expenses		1.28%	1.61%	1.04%
Fee Waiver and Expense Reimbursement	[1]	none	0.36%	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.28%	1.25%	1.04%
[1]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.35% of the average daily net assets of Investor Shares, 1.25% of the average daily net assets of Advisor Shares and 1.20% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2025.

Artisan Value Fund
Effective 1 July 2023, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 102 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:
Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan Value Fund - USD ($)	Investor Shares	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan Value Fund		Investor Shares	Advisor Shares	Institutional Shares
Management Fees		0.74%	0.74%	0.74%
Distribution (12b-1) Fees		none	none	none
Total Other Expenses		0.32%	0.22%	0.11%
Total Annual Fund Operating Expenses		1.06%	0.96%	0.85%
Fee Waiver and Expense Reimbursement	[1]	0.08%	0.08%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.98%	0.88%	0.83%
[1]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 0.98% of the average daily net assets of Investor Shares, 0.88% of the average daily net assets of Advisor Shares and 0.83% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2025.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Artisan Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	100	329	577	1,287
Advisor Shares	90	298	523	1,171
Institutional Shares	85	269	469	1,047